Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	16 Months Ended	28 Months Ended
	Aug. 26, 2022		Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 9,680.32	$ 11,493.76	$ 13,239.62
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares
Account Value [Line Items]
Accumulated Value	10,000	[2]	10,005.01	11,362.21	12,465.47
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value	10,000	[3]	10,015.02	11,402.25	12,536.68
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares
Account Value [Line Items]
Accumulated Value	10,000	[4]	9,690.31	11,528.72	13,314.81
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 9,330.93	$ 11,783.81	$ 14,732.09

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception